SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               RULE 24f-2 NOTICE

                                      FOR

                      STATE STREET RESEARCH CAPITAL TRUST
                      -----------------------------------
                              (Name of Registrant)

                              One Financial Center
                          Boston, Massachusetts 02111
                          ---------------------------

                         STATE STREET RESEARCH CAPITAL
                         -----------------------------
                          FUND shares, $.001 par value
                          ----------------------------
                   STATE STREET RESEARCH SMALL CAPITALIZATION
                   ------------------------------------------
                      GROWTH FUND shares, $.001 par value
                      -----------------------------------
                   STATE STREET RESEARCH SMALL CAPITALIZATION
                   ------------------------------------------
                       VALUE FUND shares, $.001 par value
                       ----------------------------------
          (Title of Securities with respect to which Notice is Filed)

                           1933 Act File No. 2-86271
                           1940 Act File No. 811-3838

1.   Fiscal year for which Notice is filed:                                1995

2.   Number of shares of beneficial interest of the same series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, but which remained unsold at the
     beginning of such fiscal year:
          State Street Research Capital Fund shares                           0
          State Street Research Small Capitalization Growth Fund shares       0
          State Street Research Small Capitalization Value Fund shares        0

3.   Number of shares of beneficial interest, if any, registered during such fiscal year other than pursuant to Rule 24f-2:
          State Street Research Capital Fund shares                           0
          State Street Research Small Capitalization Growth Fund shares       0
          State Street Research Small Capitalization Value Fund shares        0

4.   Number of shares of beneficial interest sold during such fiscal year:
          State Street Research Capital Fund shares            17,576,670 (1)(2)
          State Street Research Small Capitalization
               Growth Fund shares                               1,984,596
          State Street Research Small Capitalization
               Value Fund shares                                  550,930

5.   Number of shares of beneficial interest sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2:
          State Street Research Capital Fund shares            17,576,670 (1)(2)
          State Street Research Small Capitalization
               Growth Fund shares                               1,984,596
          State Street Research Small Capitalization
               Value Fund shares                                  550,930

6.   The required opinion of counsel is attached hereto.

_______________________

(1)  Excludes shares issued upon reinvestment of dividends and distributions.

(2) The actual aggregate sales price for which such securities were sold was $201,353,326 for State Street Research Capital Fund, $17,032,856 for State Street Research Small Capitalization Growth Fund and $5,283,527 for State Street Research Small Capitalization Value Fund. During the period ended September 30, 1995 the actual aggregate redemption price of securities of the same series redeemed by the Registrant was $36,458,277 for State Street Research Capital Fund, $24,792,312 for State Street Research Small Capitalization Growth Fund and $0 for State Street Research Small Capitalization Value Fund. No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows (rounded to the next highest dollar):

     State Street Research Capital Fund:
     $201,353,326 - $36,458,277 = $164,895,049 (divided by) 2,900 = $56,860.36

     State Street Research Small Capitalization Growth Fund:
     $17,032,856 - $24,792,312 = $(7,759,456) (divided by) 2,900 = $(2,675.67)

     State Street Research Small Capitalization Value Fund:
     $5,283,527 - $0 = $5,283,527 (divided by) 2,900 = $1,821.91

     Total for State Street Research Capital Trust:
     $223,669,709 - $61,250,589 = $162,419,120 (divided by) 2,900 = $56,006.60

A certified check for the filing fee of $56,007 has been sent under separate cover to the Commission's Mellon Bank lockbox.

Dated: November 29, 1995


                                   By: /s/ Amy L. Simmons
                                       Amy L. Simmons
                                       Assistant Secretary

              Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
                              One Financial Center
                          Boston, Massachusetts 02111

701 Pennsylvania Avenue, N.W.                     Telephone: 617/542-6000
Washington, D.C. 20004                            Fax: 617/542-2241
Telephone: 202/434-7300
Fax: 202/434-7400

                                                              November 17, 1995
State Street Research Capital Trust
One Financial Center
Boston, Massachusetts 02111

Dear Sirs:

     We are furnishing this opinion with a view to your filing the same or duplicates thereof with the Securities and Exchange Commission, Washington, D.C., in connection with the filing of a Rule 24f-2 Notice by you with said Commission with which this opinion or duplicates thereof are to be filed. Said Rule 24f-2 Notice is being filed pursuant to the election made by State Street Research Capital Trust (the "Trust") to register an indefinite number of shares of beneficial interest ("Shares") in the State Street Research Capital Fund, the State Street Research Small Capitalization Growth Fund and the State Street Research Small Capitalization Value Fund portfolios of the Trust.

     We act as your legal counsel and have examined all such records, papers and documents as we believe necessary in order to enable us to render the opinion set forth below.

     On the basis of the foregoing we are of the opinion that:

     1. The Trust was duly organized and is a lawfully existing business trust under the laws of the Commonwealth of Massachusetts.

     2. The Trust has authorized capital stock consisting of an unlimited number of shares of beneficial interest.

     3. The 17,576,670 Shares of State Street Research Capital Fund, the 1,984,596 Shares of State Street Research Small Capitalization Growth Fund and the 550,930 Shares of State Street Research Small Capitalization Value Fund which were sold in the fiscal year ended September 30, 1995 were legally and validly issued and are fully paid and nonassessable.


                         Very truly yours,

                         /s/ Mintz, Levin, Cohn, Ferris, Glovsky & Popeo PC MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.